Earnings Per Common Share	9 Months Ended
Sep. 30, 2012
Earnings Per Common Share [Abstract]
Earnings Per Common Share

6.EARNINGS PER COMMON SHARE

We calculate diluted earnings per common share by including the average dilutive common stock equivalents outstanding during the period.  Dilutive common equivalent shares consist of stock options, calculated using the treasury stock method.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Weighted average number of shares	6,829,785	6,809,594	6,826,390	6,024,660
Dilutive average number of shares	79,362	24,990	59,757	32,293